Interests in associates and joint ventures - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interests in associates and joint ventures - in the opening balance	€ 1,486	€ 1,440	€ 98
Dividends	(16)	(5)	(3)
Share of profits (losses)	(29)	(2)	3
Change in components of other comprehensive income	(12)	51	3
Changes in the scope of consolidation	4	(3)	1,345
Change in capital	33	11	3
Translation adjustment	21	(2)	(4)
Reclassifications and other items	4	(3)	(6)
Interests in associates and joint ventures - in the closing balance	1,491	1,486	1,440
Interests in associates and joint ventures, change in components of other comprehensive income	12	(51)	€ (3)
Orange Concessions
Change in components of other comprehensive income	(14)	33
Interests in associates and joint ventures, change in components of other comprehensive income	14	(33)
Contractual capital commitments	1,336
FiberCo Poland
Change in components of other comprehensive income	(12)	18
Interests in associates and joint ventures, change in components of other comprehensive income	€ 12	€ (18)